Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 812	€ 765	€ 933
Deductible temporary differences	378	602	587
Unused tax credits	29	48	43
Deferred tax liability for undistributed profits of subsidiaries not recognized	28,910	24,040
U.S
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	294	183	179
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	345	430	570
Unused tax credits	9	28	26
Due 2022
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	14	26	25
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	453	309	338
Unused tax credits	€ 20	€ 20	€ 17